Prior period error (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Prior period error
Cash and cash equivalents	$ 28,860	$ 24,781	$ 36,978	$ 18,705
Administrative expenses	(33,923)	(20,214)
Loss before tax	(33,057)	(19,508)
Loss for the period attributable to equity holders	(33,032)	(19,417)
As previously disclosed
Prior period error
Administrative expenses		(17,963)
Loss before tax		(17,257)
Loss for the period attributable to equity holders		$ (17,166)
Adjustment
Prior period error
Cash and cash equivalents	$ 0